UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05634

Morgan Stanley Global Strategist Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (41.5%)
	Australia (2.2%)
	Air Freight & Logistics
9,328	Toll Holdings Ltd.	$56,955

	Beverages
7,069	Coca-Cola Amatil Ltd.	91,701
11,468	Treasury Wine Estates Ltd.	51,620

		143,321

	Biotechnology
6,876	CSL Ltd.	262,649

	Capital Markets
4,098	Macquarie Group Ltd.	124,724

	Chemicals
6,321	DuluxGroup Ltd.	20,417
20,816	Incitec Pivot Ltd.	70,924
5,073	Orica Ltd.	142,030

		233,371

	Commercial Banks
34,810	Australia & New Zealand Banking Group Ltd.	867,222
17,491	Commonwealth Bank of Australia	947,140
29,142	National Australia Bank Ltd.	766,097
34,431	Westpac Banking Corp.	815,447

		3,395,906

	Commercial Services & Supplies
17,604	Brambles Ltd.	132,616

	Construction & Engineering
2,027	Leighton Holdings Ltd.	43,487

	Containers & Packaging
15,296	Amcor Ltd.	119,851

	Diversified Financial Services
2,386	ASX Ltd.	79,555

	Diversified Telecommunication Services
60,099	Telstra Corp, Ltd.	221,675

	Energy Equipment & Services
2,456	WorleyParsons Ltd.	72,292

	Food & Staples Retailing
12,676	Wesfarmers Ltd.	399,931
2,388	Wesfarmers Ltd. (PPS)	77,855
15,531	Woolworths Ltd.	419,775

		897,561

	Health Care Equipment & Supplies
773	Cochlear Ltd.	52,876

	Health Care Providers & Services
4,764	Sonic Healthcare Ltd.	62,594

	Hotels, Restaurants & Leisure
8,910	Crown Ltd.	84,482
10,695	Echo Entertainment Group Ltd.	50,147
9,646	TABCORP Holdings Ltd.	28,845

		163,474

	Information Technology Services
6,506	Computershare Ltd.	57,011

	Insurance
43,381	AMP Ltd.	193,007
30,701	Insurance Australia Group Ltd.	113,241

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

18,269	QBE Insurance Group Ltd.	$263,450
15,816	Suncorp Group Ltd.	134,143

		703,841

	Media
39,248	Fairfax Media Ltd.	28,217

	Metals & Mining
44,558	Alumina Ltd.	53,856
40,502	BHP Billiton Ltd.	1,500,248
26,754	BlueScope Steel Ltd. (a)	11,011
16,804	Fortescue Metals Group Ltd.	98,750
5,772	Newcrest Mining Ltd.	158,172
17,194	OneSteel Ltd.	23,379
5,339	Rio Tinto Ltd.	369,103

		2,214,519

	Multi-Utilities
5,838	AGL Energy Ltd.	91,122

	Oil, Gas & Consumable Fuels
13,338	Origin Energy Ltd.	184,281
11,359	Santos Ltd.	165,934
7,458	Woodside Petroleum Ltd.	271,359

		621,574

	Real Estate Investment Trusts (REITs)
65,324	Dexus Property Group REIT (Stapled Securities) (b)	63,640
16,130	Goodman Group REIT (Stapled Securities) (b)	60,504
26,937	GPT Group REIT (Stapled Securities) (b)	91,779
38,679	Mirvac Group REIT (Stapled Securities) (b)(c)	52,191
28,561	Stockland REIT (Stapled Securities) (b)(c)	92,253
25,964	Westfield Group REIT (Stapled Securities) (b)(c)	249,971
25,951	Westfield Retail Trust REIT	73,548

		683,886

	Road & Rail
12,104	Asciano Ltd.	59,654

	Transportation Infrastructure
16,094	Transurban Group (Stapled Securities) (b)	98,435

	Total Australia	10,621,166

	Austria (0.0%)
	Metals & Mining
1,329	Voestalpine AG	43,021

	Real Estate Management & Development
3,664	Immofinanz AG (a)	12,882

	Total Austria	55,903

	Belgium (0.2%)
	Beverages
7,130	Anheuser-Busch InBev N.V.	513,898

	Chemicals
1,567	Umicore SA	85,033

	Commercial Banks
3,024	KBC Groep N.V.	58,482

	Diversified Financial Services
1,540	Groupe Bruxelles Lambert SA	106,838

	Food & Staples Retailing
905	Colruyt SA	37,077
3,434	Delhaize Group SA	167,164

		204,241

	Insurance
30,051	Ageas	54,695

	Total Belgium	1,023,187

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Canada (2.9%)
	Aerospace & Defense
19,400	Bombardier, Inc.	$82,089

	Auto Components
3,400	Magna International, Inc.	148,996

	Capital Markets
2,800	IGM Financial, Inc.	131,376

	Chemicals
2,200	Agrium, Inc.	193,799
11,400	Potash Corp. of Saskatchewan, Inc.	484,689

		678,488

	Commercial Banks
7,100	Bank of Montreal	421,680
12,400	Bank of Nova Scotia	687,878
5,200	Canadian Imperial Bank of Commerce	392,323
2,100	National Bank of Canada	163,901
17,100	Royal Bank of Canada	988,246
11,300	Toronto-Dominion Bank (The)	955,041

		3,609,069

	Communications Equipment
6,300	Research In Motion Ltd. (a)	90,114

	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	105,271

	Diversified Telecommunication Services
7,200	BCE, Inc.	291,688

	Electric Utilities
2,000	Fortis, Inc.	69,363

	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	150,792

	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	248,202

	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	56,377

	Insurance
300	Fairfax Financial Holdings Ltd.	122,991
6,200	Great-West Lifeco, Inc.	156,907
1,900	Intact Financial Corp.	122,673
24,700	Manulife Financial Corp.	337,801
5,500	Power Corp. of Canada	152,275
5,200	Power Financial Corp.	155,813
8,000	Sun Life Financial, Inc.	196,143

		1,244,603

	Media
5,200	Shaw Communications, Inc.	107,174
5,100	Thomson Reuters Corp.	152,404

		259,578

	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	91,874
13,100	Barrick Gold Corp.	529,914
7,400	Eldorado Gold Corp.	104,874
7,000	First Quantum Minerals Ltd.	145,407
9,800	Goldcorp, Inc.	375,294
11,900	Kinross Gold Corp.	106,505
4,800	Silver Wheaton Corp.	146,549
6,500	Teck Resources Ltd.	242,537
10,100	Yamana Gold, Inc.	148,149

		1,891,103

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	$123,922
14,400	Canadian Natural Resources Ltd.	500,287
3,500	Canadian Oil Sands Ltd.	77,345
10,000	Cenovus Energy, Inc.	362,909
2,700	Crescent Point Energy Corp.	117,965
11,600	Enbridge, Inc.	486,029
10,500	Encana Corp.	219,917
3,600	Husky Energy, Inc.	93,913
3,500	Imperial Oil Ltd.	162,945
8,200	Nexen, Inc.	158,463
5,700	Penn West Petroleum Ltd.	97,688
1,400	Petrobank Energy & Resources Ltd. (a)	20,068
859	Petrominerales Ltd.	12,565
19,800	Suncor Energy, Inc.	654,020
14,200	Talisman Energy, Inc.	185,721
8,800	TransCanada Corp.	387,152

		3,660,909

	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc., Class A	247,507
5,800	Brookfield Office Properties, Inc.	105,038

		352,545

	Road & Rail
6,100	Canadian National Railway Co.	520,555
2,300	Canadian Pacific Railway Ltd.	177,997

		698,552

	Wireless Telecommunication Services
5,400	Rogers Communications, Inc.	201,547

	Total Canada	13,970,662

	Chile (0.0%)
	Metals & Mining
2,716	Antofagasta PLC	52,056

	China (0.1%)
	Insurance
67,200	AIA Group Ltd. (d)	239,052

	Denmark (0.2%)
	Chemicals
2,530	Novozymes A/S, Series B	66,354

	Commercial Banks
5,744	Danske Bank A/S (a)	93,260

	Electrical Equipment
3,486	Vestas Wind Systems A/S (a)	30,771

	Marine
5	AP Moller - Maersk A/S	37,258
10	AP Moller - Maersk A/S, Series B	78,218

		115,476

	Pharmaceuticals
3,710	Novo Nordisk A/S, Series B	547,239

	Road & Rail
3,265	DSV A/S	74,360

	Total Denmark	927,460

	Finland (0.2%)
	Auto Components
1,401	Nokian Renkaat Oyj	66,447

	Communications Equipment
36,768	Nokia Oyj	132,090

	Electric Utilities
6,439	Fortum Oyj	138,504

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Insurance
3,785	Sampo Oyj, Class A	$100,705

	Machinery
2,681	Kone Oyj, Class B	165,908

	Paper & Forest Products
12,324	UPM-Kymmene Oyj	157,749

	Total Finland	761,403

	France (1.8%)
	Aerospace & Defense
1,262	Thales SA	43,726

	Auto Components
1,960	Cie Generale des Etablissements Michelin, Series B	146,379

	Automobiles
1,221	Peugeot SA	14,659
1,898	Renault SA	86,238

		100,897

	Beverages
1,960	Pernod-Ricard SA	203,431

	Building Products
2,371	Cie de St-Gobain	99,318

	Chemicals
2,681	Air Liquide SA	344,841

	Commercial Banks
10,548	BNP Paribas SA	423,759
8,087	Credit Agricole SA	41,567
7,308	Societe Generale SA	172,770

		638,096

	Commercial Services & Supplies
1,823	Edenred	58,228

	Communications Equipment
32,733	Alcatel-Lucent (a)	50,435

	Construction & Engineering
2,699	Bouygues SA	73,311
5,057	Vinci SA	234,288

		307,599

	Construction Materials
4,727	Lafarge SA	184,304

	Diversified Telecommunication Services
20,519	France Telecom SA	280,709
16,603	Vivendi SA	306,914

		587,623

	Electric Utilities
3,256	Electricite de France SA	68,895

	Electrical Equipment
4,351	Alstom SA	155,389

	Energy Equipment & Services
1,748	Cie Generale de Geophysique-Veritas (a)	49,770
986	Technip SA	111,501

		161,271

	Food & Staples Retailing
5,854	Carrefour SA	117,590

	Food Products
7,049	Danone	495,930

	Health Care Equipment & Supplies
1,615	Cie Generale d’Optique Essilor International SA	142,248

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Hotels, Restaurants & Leisure
1,422	Accor SA	$49,118
1,292	Sodexo	102,887

		152,005

	Information Technology Services
1,918	Cap Gemini SA	74,871

	Insurance
17,841	AXA SA (a)	252,693

	Machinery
2,554	Vallourec SA	153,587

	Media
799	Eutelsat Communications SA	28,440
651	JCDecaux SA (a)	18,471
1,047	Publicis Groupe SA	53,995
2,416	SES SA	57,853
1,176	Societe Television Francaise 1	11,364

		170,123

	Multi-Utilities
12,930	GDF Suez	297,638
4,193	Suez Environnement Co.	59,138
5,613	Veolia Environnement SA	82,212

		438,988

	Multiline Retail
1,434	PPR	239,836

	Oil, Gas & Consumable Fuels
22,144	Total SA	1,057,284

	Personal Products
2,543	L’Oreal SA	305,951

	Pharmaceuticals
12,246	Sanofi	934,670

	Professional Services
581	Bureau Veritas SA	51,766

	Real Estate Investment Trusts (REITs)
86	ICADE REIT (a)	7,255
1,708	Unibail-Rodamco SE REIT	319,236

		326,491

	Textiles, Apparel & Luxury Goods
750	Christian Dior SA	113,027
2,427	LVMH Moet Hennessy Louis Vuitton SA	402,060

		515,087

	Transportation Infrastructure
480	Aeroports de Paris (ADP)	40,384
7,563	Groupe Eurotunnel SA	63,641

		104,025

	Total France	8,683,577

	Germany (2.0%)
	Air Freight & Logistics
6,209	Deutsche Post AG (Registered)	115,886

	Airlines
4,169	Deutsche Lufthansa AG (Registered)	54,252

	Auto Components
611	Continental AG	59,219

	Automobiles
3,519	Bayerische Motoren Werke AG	334,498
7,768	Daimler AG (Registered)	429,449
898	Porsche Automobil Holding SE (Preference)	54,816
372	Volkswagen AG	63,497

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

1,855	Volkswagen AG (Preference)	$351,377

		1,233,637

	Capital Markets
11,735	Deutsche Bank AG (Registered)	510,590

	Chemicals
13,289	BASF SE	1,093,963
1,526	K+S AG (Registered)	76,264
1,060	Lanxess AG	84,398
1,655	Linde AG	283,260

		1,537,885

	Commercial Banks
49,404	Commerzbank AG (a)	106,923

	Diversified Financial Services
1,392	Deutsche Boerse AG	87,394

	Diversified Telecommunication Services
33,454	Deutsche Telekom AG (Registered)	377,159

	Electric Utilities
20,521	E.ON AG	464,906

	Food & Staples Retailing
1,362	Metro AG	43,945

	Food Products
526	Suedzucker AG	16,011

	Health Care Providers & Services
1,940	Fresenius Medical Care AG & Co. KGaA	137,721
1,321	Fresenius SE & Co. KGaA	131,845

		269,566

	Hotels, Restaurants & Leisure
1,926	TUI AG (a)	14,073

	Household Products
1,808	Henkel AG & Co. KGaA	110,664
2,044	Henkel AG & Co. KGaA (Preference)	152,057

		262,721

	Industrial Conglomerates
9,791	Siemens AG (Registered)	906,836

	Insurance
5,186	Allianz SE (Registered)	577,871
2,202	Muenchener Rueckversicherungs AG (Registered)	319,607

		897,478

	Life Sciences Tools & Services
3,223	QIAGEN N.V. (a)	53,286

	Media
300	Axel Springer AG	13,680
474	Kabel Deutschland Holding AG (a)	29,866
686	ProSiebenSat.1 Media AG	17,417

		60,963

	Metals & Mining
6,637	ThyssenKrupp AG	157,259

	Multi-Utilities
4,297	RWE AG	184,716

	Personal Products
1,091	Beiersdorf AG	76,540

	Pharmaceuticals
8,620	Bayer AG (Registered)	607,142
672	Merck KGaA	73,830

		680,972

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Semiconductors & Semiconductor Equipment
12,761	Infineon Technologies AG	$127,043

	Software
11,826	SAP AG	784,113

	Specialty Retail
8,221	Esprit Holdings Ltd. (d)	16,953

	Textiles, Apparel & Luxury Goods
2,170	Adidas AG	180,963

	Transportation Infrastructure
344	Fraport AG Frankfurt Airport Services Worldwide	22,353

	Total Germany	9,303,642

	Greece (0.0%)
	Commercial Banks
14,355	National Bank of Greece SA (a)	31,923

	Hong Kong (0.5%)
	Commercial Banks
15,965	Bank of East Asia Ltd.	59,571
36,500	BOC Hong Kong Holdings Ltd.	113,141
11,500	Hang Seng Bank Ltd.	158,004

		330,716

	Diversified Financial Services
9,972	Hong Kong Exchanges and Clearing Ltd.	159,503

	Electric Utilities
19,000	CLP Holdings Ltd.	162,728
14,500	Power Assets Holdings Ltd.	108,395

		271,123

	Gas Utilities
39,600	Hong Kong & China Gas Co., Ltd.	101,263

	Hotels, Restaurants & Leisure
28,400	Sands China Ltd.	111,643

	Industrial Conglomerates
21,000	Hutchison Whampoa Ltd.	202,052

	Real Estate Investment Trusts (REITs)
19,851	Link REIT (The)	82,642

	Real Estate Management & Development
14,000	Cheung Kong Holdings Ltd.	186,218
8,000	Hang Lung Group Ltd.	50,215
22,000	Hang Lung Properties Ltd.	81,380
11,228	Henderson Land Development Co., Ltd.	63,964
7,000	Kerry Properties Ltd.	31,984
27,324	New World Development Co., Ltd.	34,055
20,687	Sino Land Co., Ltd.	35,729
13,436	Sun Hung Kai Properties Ltd.	162,091
6,500	Swire Pacific Ltd.	76,782
4,550	Swire Properties Ltd.	12,462
13,200	Wharf Holdings Ltd.	78,771
10,000	Wheelock & Co., Ltd.	33,769

		847,420

	Road & Rail
15,242	MTR Corp.	54,221

	Total Hong Kong	2,160,583

	India (0.0%)
	Oil, Gas & Consumable Fuels
6,451	Cairn Energy PLC (a)	35,994

	Italy (0.5%)
	Aerospace & Defense
4,799	Finmeccanica SpA	20,620

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Automobiles
8,670	Fiat SpA (a)	$41,866

	Commercial Banks
120,612	Intesa Sanpaolo SpA	182,485
17,827	UniCredit SpA	70,934

		253,419

	Diversified Telecommunication Services
142,349	Telecom Italia SpA (a)	161,765
127,093	Telecom Italia SpA (a)	119,445

		281,210

	Electric Utilities
82,927	Enel SpA	272,231

	Energy Equipment & Services
2,576	Saipem SpA	127,256

	Gas Utilities
45,529	Snam SpA	216,599

	Insurance
20,105	Assicurazioni Generali SpA	273,848

	Machinery
5,967	Fiat Industrial SpA	67,690

	Oil, Gas & Consumable Fuels
31,745	ENI SpA	704,690

	Textiles, Apparel & Luxury Goods
1,567	Luxottica Group SpA	56,108

	Transportation Infrastructure
4,173	Atlantia SpA	63,248

	Total Italy	2,378,785

	Japan (5.2%)
	Air Freight & Logistics
8,600	Yamato Holdings Co., Ltd.	133,244

	Auto Components
3,700	Aisin Seiki Co., Ltd.	131,798
8,600	Bridgestone Corp.	205,198
8,100	Denso Corp.	264,691
3,600	Toyota Industries Corp.	102,490

		704,177

	Automobiles
19,795	Honda Motor Co., Ltd. ADR	713,412
24,000	Mazda Motor Corp. (a)	39,379
93,000	Mitsubishi Motors Corp. (a)	104,834
31,800	Nissan Motor Co., Ltd.	332,976
5,600	Suzuki Motor Corp.	133,056
36,500	Toyota Motor Corp.	1,510,928

		2,834,585

	Beverages
4,800	Asahi Group Holdings Ltd.	108,397
13,000	Kirin Holdings Co., Ltd.	166,408

		274,805

	Building Products
15,000	Asahi Glass Co., Ltd.	118,925
3,500	Daikin Industries Ltd.	93,111
5,100	JS Group Corp.	100,480

		312,516

	Capital Markets
31,000	Daiwa Securities Group, Inc.	118,036
46,800	Nomura Holdings, Inc.	193,437

		311,473

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Chemicals
25,000	Asahi Kasei Corp.	$155,311
3,000	JSR Corp.	59,594
5,000	Kuraray Co., Ltd.	71,643
20,000	Mitsubishi Chemical Holdings Corp.	105,712
2,200	Nitto Denko Corp.	91,207
4,100	Shin-Etsu Chemical Co., Ltd.	238,277
22,000	Sumitomo Chemical Co., Ltd.	91,207
25,000	Toray Industries, Inc.	193,199

		1,006,150

	Commercial Banks
22,000	Bank of Yokohama Ltd. (The)	107,189
14,000	Chiba Bank Ltd. (The)	85,396
184,800	Mizuho Financial Group, Inc.	293,958
7,600	Resona Holdings, Inc.	32,460
12,000	Shizuoka Bank Ltd. (The)	125,801
17,300	Sumitomo Mitsui Financial Group, Inc.	559,910
37,000	Sumitomo Mitsui Trust Holdings, Inc.	109,369

		1,314,083

	Commercial Services & Supplies
11,000	Dai Nippon Printing Co., Ltd.	98,234
2,800	Secom Co., Ltd.	133,267
11,000	Toppan Printing Co., Ltd.	74,812

		306,313

	Computers & Peripherals
25,000	Fujitsu Ltd.	122,119
55,000	Toshiba Corp.	226,641

		348,760

	Construction & Engineering
3,000	JGC Corp.	86,874

	Diversified Financial Services
1,380	ORIX Corp.	132,745

	Diversified Telecommunication Services
7,600	Nippon Telegraph & Telephone Corp.	345,065

	Electric Utilities
7,400	Chubu Electric Power Co., Inc.	121,232
3,700	Chugoku Electric Power Co., Inc. (The)	63,629
4,200	Hokkaido Electric Power Co., Inc.	59,128
3,900	Hokuriku Electric Power Co.	66,775
6,200	Kansai Electric Power Co., Inc. (The)	89,925
3,900	Kyushu Electric Power Co., Inc.	51,827
5,500	Shikoku Electric Power Co., Inc.	142,116
6,600	Tohoku Electric Power Co., Inc. (a)	69,356
13,700	Tokyo Electric Power Co., Inc. (The) (a)	34,319

		698,307

	Electrical Equipment
26,000	Mitsubishi Electric Corp.	230,235
1,400	Nidec Corp.	126,253
22,700	Sumitomo Electric Industries Ltd.	309,623

		666,111

	Electronic Equipment, Instruments & Components
7,400	FUJIFILM Holdings Corp.	158,214
63,000	Hitachi Ltd.	404,008
5,000	Hoya Corp.	115,230
2,000	Ibiden Co., Ltd.	41,308
600	Keyence Corp.	142,485
2,000	Kyocera Corp.	196,894
2,800	Murata Manufacturing Co., Ltd.	161,147
6,000	Nippon Electric Glass Co., Ltd.	48,998

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

2,800	Omron Corp.	$59,865
1,400	TDK Corp.	73,998

		1,402,147

	Food & Staples Retailing
11,100	Aeon Co., Ltd.	145,145
10,800	Seven & I Holdings Co., Ltd.	327,761

		472,906

	Food Products
15,000	Ajinomoto Co., Inc.	194,076

	Gas Utilities
38,000	Osaka Gas Co., Ltd.	153,732
34,000	Tokyo Gas Co., Ltd.	164,379

		318,111

	Health Care Equipment & Supplies
3,500	Olympus Corp. (a)	55,235
2,900	Terumo Corp.	133,486

		188,721

	Household Durables
24,200	Panasonic Corp.	188,532
12,000	Sekisui House Ltd.	111,974
15,000	Sharp Corp.	96,944
13,035	Sony Corp. ADR	211,297

		608,747

	Household Products
2,400	Unicharm Corp.	134,068

	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co. Ltd.	74,940

	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	144,827

	Information Technology Services
30	NTT Data Corp.	104,572

	Insurance
5,000	MS&AD Insurance Group Holdings	92,873
8,400	T&D Holdings, Inc.	91,218
6,200	Tokio Marine Holdings, Inc.	159,892

		343,983

	Internet & Catalog Retail
133	Rakuten, Inc.	148,259

	Internet Software & Services
276	Yahoo! Japan Corp.	83,001

	Leisure Equipment & Products
4,600	Nikon Corp.	137,873

	Machinery
2,400	FANUC Corp.	408,517
5,000	Japan Steel Works Ltd. (The)	30,561
38,000	Kawasaki Heavy Industries Ltd.	115,180
13,000	Komatsu Ltd.	376,941
17,000	Kubota Corp.	165,231
1,600	Makita Corp.	61,924
47,000	Mitsubishi Heavy Industries Ltd.	214,279
5,000	NGK Insulators Ltd.	62,938
10,000	NSK Ltd.	69,389
800	SMC Corp.	134,369

		1,639,329

	Marine
18,000	Mitsui OSK Lines Ltd.	70,340

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

34,000	Nippon Yusen KK	$101,353

		171,693

	Media
3,200	Dentsu, Inc.	98,717

	Metals & Mining
5,800	JFE Holdings, Inc.	109,767
70,000	Kobe Steel Ltd.	100,827
71,000	Nippon Steel Corp.	178,745
49,000	Sumitomo Metal Industries Ltd.	88,990
8,000	Sumitomo Metal Mining Co., Ltd.	105,812

		584,141

	Multiline Retail
5,400	Isetan Mitsukoshi Holdings Ltd.	59,113

	Office Electronics
13,800	Canon, Inc.	634,344
5,000	Konica Minolta Holdings, Inc.	40,957
11,000	Ricoh Co., Ltd.	99,749

		775,050

	Oil, Gas & Consumable Fuels
12	Inpex Corp.	79,659

	Paper & Forest Products
13,000	OJI Paper Co., Ltd.	59,757

	Personal Products
7,700	Kao Corp.	207,063
6,500	Shiseido Co., Ltd.	114,141

		321,204

	Pharmaceuticals
4,900	Astellas Pharma, Inc.	199,155
4,900	Chugai Pharmaceutical Co., Ltd.	88,622
9,300	Daiichi Sankyo Co., Ltd.	160,048
3,800	Eisai Co., Ltd.	148,497
1,500	Ono Pharmaceutical Co., Ltd.	84,920
6,400	Shionogi & Co., Ltd.	83,767
9,700	Takeda Pharmaceutical Co., Ltd.	423,403

		1,188,412

	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp. REIT	70,942
8	Nippon Building Fund, Inc. REIT	76,252

		147,194

	Real Estate Management & Development
1,400	Daito Trust Construction Co., Ltd.	126,428
11,000	Daiwa House Industry Co., Ltd.	142,460
16,000	Mitsubishi Estate Co., Ltd.	285,371
12,000	Mitsui Fudosan Co., Ltd.	221,994
7,000	Sumitomo Realty & Development Co., Ltd.	168,687

		944,940

	Road & Rail
22	Central Japan Railway Co.	182,966
4,600	East Japan Railway Co.	286,924
10,000	Keikyu Corp.	85,922
10,000	Keio Corp.	72,395
39,000	Kintetsu Corp.	137,750
22,000	Nippon Express Co., Ltd.	83,492
16,000	Odakyu Electric Railway Co., Ltd.	148,296
33,000	Tobu Railway Co., Ltd.	168,224
18,000	Tokyu Corp.	84,319
2,800	West Japan Railway Co.	115,205

		1,365,493

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	$38,602
1,200	Rohm Co., Ltd.	54,409
2,000	Tokyo Electron Ltd.	111,598

		204,609

	Software
1,300	Nintendo Co., Ltd.	177,480
1,800	Trend Micro, Inc.	54,875

		232,355

	Specialty Retail
600	Fast Retailing Co., Ltd.	134,745
1,370	Yamada Denki Co., Ltd.	89,228

		223,973

	Tobacco
78	Japan Tobacco, Inc.	433,279

	Trading Companies & Distributors
21,000	ITOCHU Corp.	238,302
29,000	Marubeni Corp.	202,680
16,900	Mitsubishi Corp.	368,947
25,900	Mitsui & Co., Ltd.	406,796
15,300	Sumitomo Corp.	218,462

		1,435,187

	Wireless Telecommunication Services
51	KDDI Corp.	335,358
193	NTT DoCoMo, Inc.	329,241
9,700	Softbank Corp.	291,097

		955,696

	Total Japan	24,751,240

	Kazakhstan (0.0%)
	Metals & Mining
2,888	Kazakhmys PLC	40,354

	Netherlands (0.5%)
	Air Freight & Logistics
4,151	PostNL N.V.	18,012
4,151	TNT Express N.V.	50,331

		68,343

	Beverages
3,715	Heineken N.V.	203,168

	Chemicals
4,370	Akzo Nobel N.V.	234,188
3,367	Koninklijke DSM N.V.	193,051

		427,239

	Diversified Financial Services
48,287	ING Groep N.V. CVA (a)	340,489

	Diversified Telecommunication Services
6,177	Koninklijke KPN N.V.	55,445

	Energy Equipment & Services
657	Fugro N.V. CVA	47,884

	Food & Staples Retailing
12,173	Koninklijke Ahold N.V.	154,399

	Food Products
15,199	Unilever N.V. CVA	520,476

	Industrial Conglomerates
12,069	Koninklijke Philips Electronics N.V. (a)	239,636

	Metals & Mining
12,867	ArcelorMittal	222,524

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Professional Services
1,207	Randstad Holding N.V.	$41,796

	Semiconductors & Semiconductor Equipment
3,267	ASML Holding N.V.	166,235

	Transportation Infrastructure
1,006	Koninklijke Vopak N.V.	64,844

	Total Netherlands	2,552,478

	Norway (0.2%)
	Chemicals
1,863	Yara International ASA	91,377

	Commercial Banks
11,497	DnB NOR ASA	123,951

	Diversified Telecommunication Services
16,466	Telenor ASA	302,680

	Energy Equipment & Services
1,677	Aker Solutions ASA	28,497
1,677	Kvaerner ASA	4,952
2,860	Subsea 7 SA (a)	74,112

		107,561

	Industrial Conglomerates
9,524	Orkla ASA	69,962

	Metals & Mining
12,763	Norsk Hydro ASA	62,087

	Oil, Gas & Consumable Fuels
12,789	Statoil ASA	341,460

	Semiconductors & Semiconductor Equipment
6,482	Renewable Energy Corp. ASA (a)	3,704

	Total Norway	1,102,782

	Poland (0.0%)
	Food & Staples Retailing
3,072	Jeronimo Martins SGPS SA	57,540

	Portugal (0.0%)
	Diversified Telecommunication Services
11,841	Portugal Telecom SGPS SA (Registered)	63,730

	Oil, Gas & Consumable Fuels
2,866	Galp Energia SGPS SA, Class B	45,108

	Total Portugal	108,838

	South Africa (0.1%)
	Beverages
9,819	SABMiller PLC	412,484

	Spain (0.4%)
	Airlines
13,928	International Consolidated Airlines Group SA (a)	40,007

	Commercial Banks
45,352	Banco Bilbao Vizcaya Argentaria SA	306,526
15,764	Banco Popular Espanol SA	50,393
90,268	Banco Santander SA	563,982
11,821	CaixaBank	40,746

		961,647

	Construction & Engineering
3,511	ACS Actividades de Construccion y Servicios SA	64,368

	Electric Utilities
40,863	Iberdrola SA	190,236
1,327	Red Electrica Corp. SA	57,773

		248,009

	Food & Staples Retailing
6,563	Distribuidora Internacional de Alimentacion SA (a)	31,449

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Oil, Gas & Consumable Fuels
3,053	Repsol YPF SA	$58,396

	Specialty Retail
2,368	Inditex SA	212,991

	Transportation Infrastructure
4,000	Abertis Infraestructuras SA	61,896

	Total Spain	1,678,763

	Sweden (0.7%)
	Building Products
3,465	Assa Abloy AB, Class B	100,991

	Commercial Banks
27,526	Nordea Bank AB	244,082
14,986	Skandinaviska Enskilda Banken AB	101,136
5,789	Svenska Handelsbanken AB, Class A	187,589
4,898	Swedbank AB, Class A	81,108

		613,915

	Communications Equipment
27,294	Telefonaktiebolaget LM Ericsson, Class B (a)	270,451

	Construction & Engineering
3,281	Skanska AB, Class B	53,404

	Diversified Financial Services
12,458	Investor AB, Class B	248,370

	Diversified Telecommunication Services
33,207	TeliaSonera AB	221,979

	Household Durables
2,950	Electrolux AB	65,880
5,449	Husqvarna AB, Class B	31,358

		97,238

	Machinery
10,488	Atlas Copco AB, Class A	249,666
7,581	Atlas Copco AB, Class B	159,147
16,163	Sandvik AB	256,105
5,471	Scania AB, Class B	111,841
6,655	SKF AB, Class B	157,927
8,741	Volvo AB, Class B	121,206

		1,055,892

	Media
443	Modern Times Group AB, Class B	21,539

	Paper & Forest Products
9,071	Svenska Cellulosa AB, Class B	143,731

	Specialty Retail
10,949	Hennes & Mauritz AB, Class B (a)	376,136

	Tobacco
4,439	Swedish Match AB	180,432

	Wireless Telecommunication Services
1,401	Millicom International Cellular SA SDR	148,828

	Total Sweden	3,532,906

	Switzerland (1.7%)
	Biotechnology
971	Actelion Ltd. (Registered) (a)	41,080

	Building Products
814	Geberit AG (Registered) (a)	172,100

	Capital Markets
14,383	Credit Suisse Group AG (Registered)	344,026
2,123	Julius Baer Group Ltd. (a)	81,280
25,821	UBS AG (Registered) (a)	322,318

		747,624

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Chemicals
82	Givaudan SA (Registered) (a)	$79,592
791	Syngenta AG (Registered)	277,741

		357,333

	Diversified Telecommunication Services
691	Swisscom AG (Registered)	257,398

	Electrical Equipment
34,134	ABB Ltd. (Registered) (a)	622,020

	Energy Equipment & Services
2,790	Transocean Ltd.	139,246

	Food Products
33,962	Nestle SA (Registered)	2,080,413

	Health Care Equipment & Supplies
880	Sonova Holding AG (Registered) (a)	97,148
633	Synthes, Inc. (e)	109,144

		206,292

	Insurance
836	Swiss Re AG (a)	52,408
2,309	Zurich Insurance Group AG (a)	564,753

		617,161

	Life Sciences Tools & Services
481	Lonza Group AG (Registered) (a)	21,690

	Marine
673	Kuehne & Nagel International AG (Registered)	81,785

	Pharmaceuticals
20,737	Novartis AG (Registered)	1,143,488
5,581	Roche Holding AG (Genusschein)	1,019,479

		2,162,967

	Professional Services
1,264	Adecco SA (Registered) (a)	61,553
52	SGS SA (Registered)	100,431

		161,984

	Textiles, Apparel & Luxury Goods
4,550	Cie Financiere Richemont SA	281,226
300	Swatch Group AG (The)	138,358

		419,584

	Total Switzerland	8,088,677

	United Kingdom (4.8%)
	Aerospace & Defense
50,134	BAE Systems PLC	240,182
34,001	Rolls-Royce Holdings PLC (a)	454,409

		694,591

	Beverages
24,100	Diageo PLC	606,625

	Capital Markets
17,668	3i Group PLC	54,795
9,538	Investec PLC	54,982
15,236	Man Group PLC	25,592

		135,369

	Chemicals
2,447	Johnson Matthey PLC	91,894

	Commercial Banks
126,770	Barclays PLC	449,017
154,689	HSBC Holdings PLC	1,393,549
378,183	Lloyds Banking Group PLC (a)	190,325
206,210	Royal Bank of Scotland Group PLC (a)	81,222

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

20,828	Standard Chartered PLC	$509,054

		2,623,167

	Commercial Services & Supplies
2,555	Aggreko PLC	93,338
4,000	Babcock International Group PLC	53,945
14,808	G4S PLC	67,193
5,878	Serco Group PLC	51,752

		266,228

	Diversified Telecommunication Services
97,290	BT Group PLC	332,836
4,106	Inmarsat PLC	29,307

		362,143

	Electric Utilities
17,803	SSE PLC	381,670

	Energy Equipment & Services
3,969	AMEC PLC	73,109
3,181	Petrofac Ltd.	89,568

		162,677

	Food & Staples Retailing
76,742	Tesco PLC	395,242
20,218	WM Morrison Supermarkets PLC	92,070

		487,312

	Food Products
1,859	Associated British Foods PLC	36,777
12,866	Unilever PLC	439,111

		475,888

	Health Care Equipment & Supplies
10,831	Smith & Nephew PLC	106,608

	Hotels, Restaurants & Leisure
18,884	Compass Group PLC	197,365
15,728	TUI Travel PLC	48,753

		246,118

	Household Products
6,704	Reckitt Benckiser Group PLC	390,263

	Industrial Conglomerates
6,582	Smiths Group PLC	114,297

	Insurance
3,778	Admiral Group PLC	74,250
33,991	Aviva PLC	169,960
68,276	Legal & General Group PLC	130,307
81,310	Old Mutual PLC	195,034
30,382	Prudential PLC	372,021
84,310	RSA Insurance Group PLC	143,668
18,540	Standard Life PLC	67,278

		1,152,518

	Media
8,709	British Sky Broadcasting Group PLC	95,828
32,244	ITV PLC	43,799
12,346	Pearson PLC	232,421
3,587	Reed Elsevier PLC	29,689
28,419	WPP PLC	384,420

		786,157

	Metals & Mining
11,920	Anglo American PLC	458,089
20,282	BHP Billiton PLC	649,920
1,989	Lonmin PLC	33,635
976	Randgold Resources Ltd.	85,929
13,195	Rio Tinto PLC	735,041

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

1,623	Vedanta Resources PLC	$32,055
19,195	Xstrata PLC	366,810

		2,361,479

	Multi-Utilities
51,376	Centrica PLC	255,888
32,023	National Grid PLC	345,861

		601,749

	Multiline Retail
10,082	Marks & Spencer Group PLC	58,413
2,073	Next PLC	98,539

		156,952

	Oil, Gas & Consumable Fuels
31,796	BG Group PLC	748,483
185,959	BP PLC	1,342,978
35,351	Royal Dutch Shell PLC, Class A	1,258,149
26,772	Royal Dutch Shell PLC, Class B	976,065
8,594	Tullow Oil PLC	213,950

		4,539,625

	Pharmaceuticals
16,103	AstraZeneca PLC	705,476
58,487	GlaxoSmithKline PLC	1,352,589
5,377	Shire PLC	175,399

		2,233,464

	Professional Services
6,586	Capita Group PLC (The)	70,864
10,516	Experian PLC	165,971
1,847	Intertek Group PLC	75,387

		312,222

	Real Estate Investment Trusts (REITs)
13,703	British Land Co., PLC REIT	108,836
13,142	Land Securities Group PLC REIT	155,162

		263,998

	Semiconductors & Semiconductor Equipment
15,586	ARM Holdings PLC	132,543

	Textiles, Apparel & Luxury Goods
4,434	Burberry Group PLC	106,860

	Tobacco
19,308	British American Tobacco PLC	989,871
10,310	Imperial Tobacco Group PLC	412,279

		1,402,150

	Trading Companies & Distributors
3,683	Wolseley PLC	140,044

	Wireless Telecommunication Services
607,663	Vodafone Group PLC	1,681,430

	Total United Kingdom	23,016,041

	United States (17.3%)
	Aerospace & Defense
3,281	Boeing Co. (The)	251,981
663	General Dynamics Corp.	44,752
789	Goodrich Corp.	98,988
3,895	Honeywell International, Inc.	236,271
663	Lockheed Martin Corp.	60,028
663	Northrop Grumman Corp.	41,955
841	Precision Castparts Corp.	148,327
11,527	Raytheon Co.	624,072
796	Rockwell Collins, Inc.	44,488
1,503	Textron, Inc.	40,040

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

1,457	United Technologies Corp.	$118,949

		1,709,851

	Air Freight & Logistics
1,055	C.H. Robinson Worldwide, Inc.	63,026
515	Expeditors International of Washington, Inc.	20,600
1,413	FedEx Corp.	124,683
2,876	United Parcel Service, Inc., Class B	224,731

		433,040

	Auto Components
15,480	Johnson Controls, Inc.	494,896
1,200	TRW Automotive Holdings Corp. (a)	54,852

		549,748

	Automobiles
9,230	Ford Motor Co.	104,114

	Beverages
9,527	Coca-Cola Co. (The)	727,101
1,313	Coca-Cola Enterprises, Inc.	39,547
670	Dr. Pepper Snapple Group, Inc.	27,189
1,100	Molson Coors Brewing Co.	45,738
6,226	PepsiCo, Inc.	410,916

		1,250,491

	Biotechnology
1,134	Alexion Pharmaceuticals, Inc. (a)	102,423
5,173	Amgen, Inc.	367,852
1,213	Biogen Idec, Inc. (a)	162,554
2,472	Celgene Corp. (a)	180,258
3,980	Gilead Sciences, Inc. (a)	207,000
700	Vertex Pharmaceuticals, Inc. (a)	26,936

		1,047,023

	Capital Markets
2,377	Ameriprise Financial, Inc.	128,857
9,760	Bank of New York Mellon Corp. (The)	230,824
903	BlackRock, Inc.	172,997
6,087	Charles Schwab Corp. (The)	87,044
956	Franklin Resources, Inc.	119,987
3,959	Goldman Sachs Group, Inc. (The)	455,879
3,165	Invesco Ltd.	78,619
1,129	Legg Mason, Inc.	29,433
2,086	State Street Corp.	96,415
3,123	T. Rowe Price Group, Inc.	197,108

		1,597,163

	Chemicals
358	Air Products & Chemicals, Inc.	30,605
282	Airgas, Inc.	25,843
399	Celanese Corp.	19,336
489	CF Industries Holdings, Inc.	94,406
1,326	Dow Chemical Co. (The)	44,925
260	Eastman Chemical Co.	14,032
1,394	Ecolab, Inc.	88,784
10,469	EI du Pont de Nemours & Co.	559,673
394	FMC Corp.	43,517
124	International Flavors & Fragrances, Inc.	7,466
576	LyondellBasell Industries N.V., Class A	24,065
2,332	Monsanto Co.	177,652
1,466	Mosaic Co. (The)	77,434
186	PPG Industries, Inc.	19,575
1,499	Praxair, Inc.	173,434
38	Sherwin-Williams Co. (The)	4,571

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

401	Sigma-Aldrich Corp.	$28,431

		1,433,749

	Commercial Banks
5,617	BB&T Corp.	179,969
1,852	CIT Group, Inc. (a)	70,098
7,990	Fifth Third Bancorp	113,698
9,909	KeyCorp	79,668
900	M&T Bank Corp.	77,643
3,685	PNC Financial Services Group, Inc.	244,389
12,568	Regions Financial Corp.	84,708
4,210	SunTrust Banks, Inc.	102,219
13,148	US Bancorp	422,971
36,765	Wells Fargo & Co.	1,229,054

		2,604,417

	Commercial Services & Supplies
1,225	Avery Dennison Corp.	39,176
1,313	Cintas Corp.	51,430
2,068	Iron Mountain, Inc.	62,805
2,106	Pitney Bowes, Inc.	36,076
2,726	Republic Services, Inc.	74,611
2,662	RR Donnelley & Sons Co.	33,302
849	Stericycle, Inc. (a)	73,523
2,981	Waste Management, Inc.	101,950

		472,873

	Communications Equipment
33,647	Cisco Systems, Inc.	677,987
4,106	Juniper Networks, Inc. (a)	87,992
2,188	Motorola Mobility Holdings, Inc. (a)	84,938
771	Motorola Solutions, Inc.	39,344
9,904	Qualcomm, Inc.	632,271

		1,522,532

	Computers & Peripherals
5,921	Apple, Inc. (a)	3,459,285
5,965	Dell, Inc. (a)	97,647
12,770	EMC Corp. (a)	360,242
15,882	Hewlett-Packard Co.	393,238
2,529	NetApp, Inc. (a)	98,201
2,310	SanDisk Corp. (a)	85,493

		4,494,106

	Construction & Engineering
784	Fluor Corp.	45,276
891	Jacobs Engineering Group, Inc. (a)	39,053
1,228	KBR, Inc.	41,580

		125,909

	Consumer Finance
3,055	American Express Co.	183,942
3,340	Capital One Financial Corp.	185,303
2,469	Discover Financial Services	83,699
4,882	SLM Corp.	72,400

		525,344

	Containers & Packaging
515	Ball Corp.	21,506
566	Crown Holdings, Inc. (a)	20,931
282	Owens-Illinois, Inc. (a)	6,556
299	Sealed Air Corp.	5,735

		54,728

	Distributors
40,000	Li & Fung Ltd. (d)	85,582

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Diversified Consumer Services
715	Apollo Group, Inc., Class A (a)	$25,182
2,900	H&R Block, Inc.	42,630

		67,812

	Diversified Financial Services
79,453	Bank of America Corp.	644,364
11,876	Citigroup, Inc. (f)	392,383
48,306	JPMorgan Chase & Co.	2,076,192
2,353	Leucadia National Corp.	58,496
692	Moody’s Corp.	28,337
2,695	NASDAQ OMX Group, Inc. (The) (a)	66,216
3,332	NYSE Euronext	85,799

		3,351,787

	Diversified Telecommunication Services
25,751	AT&T, Inc.	847,466
10,888	CenturyLink, Inc.	419,841
8,200	Frontier Communications Corp.	33,128
26,221	Verizon Communications, Inc.	1,058,804

		2,359,239

	Electric Utilities
3,937	American Electric Power Co., Inc.	152,913
8,150	Duke Energy Corp.	174,654
3,068	Edison International	135,023
1,317	Entergy Corp.	86,343
6,993	Exelon Corp.	272,797
3,156	FirstEnergy Corp.	147,764
2,801	NextEra Energy, Inc.	180,244
3,942	PPL Corp.	107,814
1,666	Progress Energy, Inc.	88,664
5,166	Southern Co.	237,326

		1,583,542

	Electrical Equipment
450	AMETEK, Inc.	22,649
864	Cooper Industries PLC	54,060
4,535	Emerson Electric Co.	238,269
1,519	Rockwell Automation, Inc.	117,479
339	Roper Industries, Inc.	34,544

		467,001

	Electronic Equipment, Instruments & Components
2,325	Corning, Inc.	33,364
2,080	TE Connectivity Ltd.	75,837

		109,201

	Energy Equipment & Services
3,230	Baker Hughes, Inc.	142,475
1,424	Cameron International Corp. (a)	72,980
1,762	FMC Technologies, Inc. (a)	82,814
6,015	Halliburton Co.	205,833
641	Helmerich & Payne, Inc.	32,941
3,450	National Oilwell Varco, Inc.	261,372
800	Noble Corp. (a)	30,448
8,673	Schlumberger Ltd.	643,016
5,654	Tenaris SA	109,494
4,898	Weatherford International Ltd. (a)	69,895

		1,651,268

	Food & Staples Retailing
5,403	Costco Wholesale Corp.	476,383
6,224	Kroger Co. (The)	144,832
15,797	Safeway, Inc.	321,153
6,576	Sysco Corp.	190,046
19,964	Wal-Mart Stores, Inc.	1,176,079

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

10,398	Walgreen Co.	$364,554
1,769	Whole Foods Market, Inc.	146,951

		2,819,998

	Food Products
2,801	Archer-Daniels-Midland Co.	86,355
700	Bunge Ltd.	45,150
21,050	ConAgra Foods, Inc.	543,511
4,224	General Mills, Inc.	164,271
2,034	H.J. Heinz Co.	108,432
414	Hershey Co. (The)	27,742
700	JM Smucker Co. (The)	55,741
1,887	Kellogg Co.	95,426
6,947	Kraft Foods, Inc., Class A	276,977
1,212	Mead Johnson Nutrition Co.	103,699
2,000	Sara Lee Corp.	44,080
2,000	Tyson Foods, Inc., Class A	36,500

		1,587,884

	Gas Utilities
1,406	Oneok, Inc.	120,761

	Health Care Equipment & Supplies
3,838	Baxter International, Inc.	212,664
1,678	Becton Dickinson and Co.	131,639
9,574	Boston Scientific Corp. (a)	59,933
2,026	Covidien PLC	111,896
481	CR Bard, Inc.	47,600
586	Edwards Lifesciences Corp. (a)	48,620
1,510	Hologic, Inc. (a)	28,871
470	Intuitive Surgical, Inc. (a)	271,754
7,032	Medtronic, Inc.	268,622
2,569	St. Jude Medical, Inc.	99,472
2,145	Stryker Corp.	117,053
708	Varian Medical Systems, Inc. (a)	44,901
1,660	Zimmer Holdings, Inc.	104,464

		1,547,489

	Health Care Providers & Services
1,735	Aetna, Inc.	76,409
3,022	AmerisourceBergen Corp.	112,448
2,984	Cardinal Health, Inc.	126,134
1,673	CIGNA Corp.	77,343
1,105	Coventry Health Care, Inc.	33,139
569	DaVita, Inc. (a)	50,402
5,743	Express Scripts Holding Co. (a)	320,402
642	Henry Schein, Inc. (a)	49,267
757	Humana, Inc.	61,075
526	Laboratory Corp. of America Holdings (a)	46,230
1,739	McKesson Corp.	158,962
972	Quest Diagnostics, Inc.	56,075
4,540	UnitedHealth Group, Inc.	254,921
1,689	WellPoint, Inc.	114,548

		1,537,355

	Health Care Technology
846	Cerner Corp. (a)	68,602

	Hotels, Restaurants & Leisure
1,623	Carnival Corp.	52,731
308	Chipotle Mexican Grill, Inc. (a)	127,558
643	Darden Restaurants, Inc.	32,202
1,459	International Game Technology	22,731
2,019	Las Vegas Sands Corp.	112,034
1,497	Marriott International, Inc., Class A	58,518
149	Marriott Vacations Worldwide Corp. (a)	4,400
10,834	McDonald’s Corp.	1,055,773

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

1,732	MGM Resorts International (a)	$23,244
1,400	Royal Caribbean Cruises Ltd.	38,318
4,216	Starbucks Corp.	241,914
761	Starwood Hotels & Resorts Worldwide, Inc.	45,051
678	Wynn Resorts Ltd.	90,445
11,664	Yum! Brands, Inc.	848,323

		2,753,242

	Household Products
1,229	Clorox Co. (The)	86,153
4,092	Colgate-Palmolive Co.	404,862
3,162	Kimberly-Clark Corp.	248,122
18,617	Procter & Gamble Co. (The)	1,184,786

		1,923,923

	Industrial Conglomerates
1,163	3M Co.	103,926
2,986	Danaher Corp.	161,901
43,900	General Electric Co.	859,562
12,549	Tyco International Ltd.	704,375

		1,829,764

	Information Technology Services
3,293	Accenture PLC, Class A	213,880
953	Automatic Data Processing, Inc.	53,006
2,280	Cognizant Technology Solutions Corp., Class A (a)	167,170
823	Fiserv, Inc. (a)	57,849
8,330	International Business Machines Corp.	1,724,976
644	Mastercard, Inc., Class A	291,262
1,397	Paychex, Inc.	43,279
2,349	Visa, Inc., Class A	288,880
4,162	Western Union Co. (The)	76,497

		2,916,799

	Insurance
8,955	Chubb Corp. (The)	654,342

	Internet & Catalog Retail
1,224	Amazon.com, Inc. (a)	283,846
306	Expedia, Inc.	13,045
106	NetFlix, Inc. (a)	8,495
303	Priceline.com, Inc. (a)	230,528
306	TripAdvisor, Inc. (a)	11,478

		547,392

	Internet Software & Services
1,337	Akamai Technologies, Inc. (a)	43,586
5,884	eBay, Inc. (a)	241,538
1,238	Google, Inc., Class A (a)	749,275
4,609	Yahoo!, Inc. (a)	71,624

		1,106,023

	Leisure Equipment & Products
1,000	Mattel, Inc.	33,600

	Life Sciences Tools & Services
2,099	Agilent Technologies, Inc.	88,536
700	Illumina, Inc. (a)	31,171
900	Life Technologies Corp. (a)	41,724
2,065	Thermo Fisher Scientific, Inc.	114,917
400	Waters Corp. (a)	33,644

		309,992

	Machinery
3,836	Caterpillar, Inc.	394,226
1,165	Cummins, Inc.	134,942
2,434	Deere & Co.	200,464
311	Dover Corp.	19,487

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

1,194	Eaton Corp.	$57,527
287	Flowserve Corp.	32,985
10,752	Illinois Tool Works, Inc.	616,950
971	Ingersoll-Rand PLC	41,287
419	Joy Global, Inc.	29,652
2,224	PACCAR, Inc.	95,543
693	Pall Corp.	41,310
300	Stanley Black & Decker, Inc.	21,948
1,144	Xylem, Inc.	31,895

		1,718,216

	Media
2,651	Cablevision Systems Corp.	39,288
5,878	CBS Corp., Class B	196,031
10,072	Comcast Corp., Class A	305,484
3,845	Comcast Corp., Class A	114,696
7,134	DIRECTV, Class A (a)	351,492
1,176	Discovery Communications, Inc. (a)	63,998
1,229	Discovery Communications, Inc., Class C (a)	61,069
4,650	Interpublic Group of Cos., Inc. (The)	54,917
1,166	Liberty Global, Inc., Series A (a)	58,078
1,140	Liberty Global, Inc., Series C (a)	54,640
2,859	McGraw-Hill Cos., Inc. (The)	140,577
13,607	News Corp., Class A	266,697
3,316	News Corp., Class B	65,789
1,839	Omnicom Group, Inc.	94,359
632	Scripps Networks Interactive, Inc., Class A	31,739
2,748	Time Warner Cable, Inc.	221,077
20,835	Time Warner, Inc.	780,479
3,043	Viacom, Inc., Class B	141,165
2,494	Virgin Media, Inc.	61,253
8,678	Walt Disney Co. (The)	374,109

		3,476,937

	Metals & Mining
3,482	Alcoa, Inc.	33,880
402	Allegheny Technologies, Inc.	17,262
886	Cliffs Natural Resources, Inc.	55,162
1,747	Freeport-McMoRan Copper & Gold, Inc.	66,910
2,283	Newmont Mining Corp.	108,785
631	Nucor Corp.	24,741
408	United States Steel Corp.	11,559

		318,299

	Multi-Utilities
2,453	Ameren Corp.	80,434
4,645	CenterPoint Energy, Inc.	93,875
2,275	Consolidated Edison, Inc.	135,249
4,114	Dominion Resources, Inc.	214,710
1,578	DTE Energy Co.	88,968
8,725	Integrys Energy Group, Inc.	476,734
2,890	PG&E Corp.	127,680
3,937	Public Service Enterprise Group, Inc.	122,638
2,098	Sempra Energy	135,824
2,542	Wisconsin Energy Corp.	93,647
3,765	Xcel Energy, Inc.	101,881

		1,671,640

	Multiline Retail
274	Dollar General Corp. (a)	13,004
274	Dollar Tree, Inc. (a)	27,855
274	Family Dollar Stores, Inc.	18,509
1,678	Kohl’s Corp.	84,118
512	Nordstrom, Inc.	28,600

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

1,961	Target Corp.	$113,620

		285,706

	Office Electronics
4,000	Xerox Corp.	31,120

	Oil, Gas & Consumable Fuels
738	Alpha Natural Resources, Inc. (a)	11,904
2,861	Anadarko Petroleum Corp.	209,454
2,144	Apache Corp.	205,695
843	Arch Coal, Inc.	8,228
3,460	Chesapeake Energy Corp.	63,802
14,456	Chevron Corp.	1,540,431
548	Concho Resources, Inc. (a)	58,735
14,434	ConocoPhillips	1,033,907
1,194	Consol Energy, Inc.	39,689
2,004	Devon Energy Corp.	139,979
4,488	El Paso Corp.	133,159
1,720	EOG Resources, Inc.	188,873
908	EQT Corp.	45,237
28,952	Exxon Mobil Corp.	2,499,716
1,403	Hess Corp.	73,152
3,640	Marathon Oil Corp.	106,798
1,823	Marathon Petroleum Corp.	75,855
799	Murphy Oil Corp.	43,921
510	Newfield Exploration Co. (a)	18,309
1,111	Noble Energy, Inc.	110,345
6,522	Occidental Petroleum Corp.	594,937
2,184	Peabody Energy Corp.	67,944
683	Pioneer Natural Resources Co.	79,105
1,124	QEP Resources, Inc.	34,630
1,224	Range Resources Corp.	81,592
2,652	Southwestern Energy Co. (a)	83,750
4,166	Spectra Energy Corp.	128,063
1,336	Ultra Petroleum Corp. (a)	26,399
3,104	Valero Energy Corp.	76,669
7,502	Williams Cos., Inc. (The)	255,293
3,456	WPX Energy, Inc. (a)	60,722

		8,096,293

	Paper & Forest Products
455	International Paper Co.	15,156
12,224	MeadWestvaco Corp.	388,968

		404,124

	Personal Products
4,000	Avon Products, Inc.	86,400
2,863	Estee Lauder Cos., Inc. (The), Class A	187,097

		273,497

	Pharmaceuticals
16,582	Abbott Laboratories	1,029,079
1,610	Allergan, Inc.	154,560
30,001	Bristol-Myers Squibb Co.	1,001,133
4,343	Eli Lilly & Co.	179,757
972	Hospira, Inc. (a)	34,137
11,387	Johnson & Johnson	741,180
12,611	Merck & Co., Inc.	494,856
1,700	Mylan, Inc. (a)	36,907
400	Perrigo Co.	41,960
32,581	Pfizer, Inc.	747,082
400	Watson Pharmaceuticals, Inc. (a)	30,144

		4,490,795

	Professional Services
665	Dun & Bradstreet Corp. (The)	51,724

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

1,333	Equifax, Inc.	$61,078
541	IHS, Inc., Class A (a)	54,679
1,354	Manpower, Inc.	57,680
1,949	Robert Half International, Inc.	58,080
1,789	Verisk Analytics, Inc., Class A (a)	87,572

		370,813

	Real Estate Investment Trusts (REITs)
3,178	American Tower Corp. REIT	208,413
2,608	Annaly Capital Management, Inc. REIT	42,563
1,203	AvalonBay Communities, Inc. REIT	174,916
1,295	Boston Properties, Inc. REIT	140,184
2,430	Equity Residential REIT	149,299
1,323	General Growth Properties, Inc. REIT	23,549
1,242	HCP, Inc. REIT	51,481
554	Health Care REIT, Inc. REIT	31,390
8,204	Host Hotels & Resorts, Inc. REIT	136,515
1,278	Kimco Realty Corp. REIT	24,806
454	Liberty Property Trust REIT	16,548
462	Macerich Co. (The) REIT	28,445
487	Plum Creek Timber Co., Inc. REIT	20,473
3,791	ProLogis, Inc. REIT	135,642
3,198	Public Storage REIT	458,145
497	Rayonier, Inc. REIT	22,539
303	Regency Centers Corp. REIT	13,623
49	Rouse Properties, Inc. REIT (a)	659
4,511	Simon Property Group, Inc. REIT	701,912
403	Ventas, Inc. REIT	23,692
407	Vornado Realty Trust REIT	34,937
1,599	Weyerhaeuser Co. REIT	32,556

		2,472,287

	Real Estate Management & Development
5,179	CBRE Group, Inc. (a)	97,417
9,091	Lend Lease Group REIT (Stapled Securities) (b)(c)	70,569

		167,986

	Road & Rail
4,977	CSX Corp.	111,037
312	JB Hunt Transport Services, Inc.	17,263
10,388	Norfolk Southern Corp.	757,597
1,978	Union Pacific Corp.	222,406

		1,108,303

	Semiconductors & Semiconductor Equipment
2,800	Advanced Micro Devices, Inc. (a)	20,608
3,773	Altera Corp.	134,206
3,558	Analog Devices, Inc.	138,691
5,300	Applied Materials, Inc.	63,547
1,100	Avago Technologies Ltd.	37,928
4,541	Broadcom Corp., Class A (a)	166,200
200	First Solar, Inc. (a)	3,680
28,622	Intel Corp.	812,865
800	KLA-Tencor Corp.	41,720
700	Lam Research Corp. (a)	29,155
1,300	Linear Technology Corp.	42,523
2,800	LSI Corp. (a)	22,512
2,600	Marvell Technology Group Ltd. (a)	39,026
1,100	Maxim Integrated Products, Inc.	32,538
700	Microchip Technology, Inc.	24,738
4,200	Micron Technology, Inc. (a)	27,678
2,600	NVIDIA Corp. (a)	33,800
9,287	Texas Instruments, Inc.	296,627
1,100	Xilinx, Inc.	40,018

		2,008,060

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Software
2,714	Adobe Systems, Inc. (a)	$91,082
1,084	BMC Software, Inc. (a)	44,726
1,963	CA, Inc.	51,862
1,172	Citrix Systems, Inc. (a)	100,335
2,338	Intuit, Inc.	135,534
48,212	Microsoft Corp.	1,543,748
18,164	Oracle Corp.	533,840
624	Salesforce.com, Inc. (a)	97,176
4,850	Symantec Corp. (a)	80,122

		2,678,425

	Specialty Retail
232	Abercrombie & Fitch Co., Class A	11,639
232	Advance Auto Parts, Inc.	21,298
106	AutoZone, Inc. (a)	41,993
1,243	Bed Bath & Beyond, Inc. (a)	87,495
908	Best Buy Co., Inc.	20,040
575	CarMax, Inc. (a)	17,750
507	GameStop Corp., Class A	11,539
781	Gap, Inc. (The)	22,259
14,525	Home Depot, Inc.	752,250
5,705	Lowe’s Cos., Inc.	179,536
1,879	Ltd. Brands, Inc.	93,386
942	O’Reilly Automotive, Inc. (a)	99,343
274	PetSmart, Inc.	15,963
1,530	Ross Stores, Inc.	94,233
4,882	Staples, Inc.	75,183
401	Tiffany & Co.	27,453
3,516	TJX Cos., Inc.	146,652
274	Urban Outfitters, Inc. (a)	7,935

		1,725,947

	Textiles, Apparel & Luxury Goods
1,058	Coach, Inc.	77,403
1,314	NIKE, Inc., Class B	146,997
4,039	VF Corp.	614,130

		838,530

	Thrifts & Mortgage Finance
4,800	New York Community Bancorp, Inc.	64,752

	Tobacco
8,392	Altria Group, Inc.	270,307
656	Lorillard, Inc.	88,750
14,271	Philip Morris International, Inc.	1,277,397
12,366	Reynolds American, Inc.	504,904

		2,141,358

	Trading Companies & Distributors
1,866	Fastenal Co.	87,366
556	WW Grainger, Inc.	115,548

		202,914

	Wireless Telecommunication Services
2,971	Crown Castle International Corp. (a)	168,188
1,500	NII Holdings, Inc. (a)	20,993
20,300	Sprint Nextel Corp. (a)	50,344

		239,525

	Total United States	82,143,213

	Total Common Stocks (Cost $185,351,762)	197,730,709

	Preferred Stock (0.0%)
	Aerospace & Defense
3,604,106	Rolls-Royce Holdings PLC, Class C (Cost $5,816)(a)	5,849

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	Commodity Linked Securities (3.9%)
	United States
18,036,000	Deutsche Bank AG, Series 0005 (Cost $18,036,000)(e)(g)	$18,411,149

	Investment Companies (0.8%)
8,000	iShares MSCI Emerging Markets Index Fund	337,600
110,800	Technology Select Sector SPDR Fund	3,301,840

	Total Investment Companies (Cost $3,252,724)	3,639,440

	PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE
		Corporate Bonds (8.6%)

		Australia (0.8%)
		Communications
	$260	Telstra Corp., Ltd. (e)	4.80%		10/12/21	289,404

		Consumer, Cyclical
	195	Wesfarmers Ltd. (e)	2.983		05/18/16	200,446

		Consumer, Non-Cyclical
	195	Woolworths Ltd. (e)	4.00		09/22/20	204,529

		Finance
EUR	400	Australia & New Zealand Banking Group Ltd.	5.125		09/10/19	562,236
	$500	Commonwealth Bank of Australia (e)	2.90		09/17/14	524,634
	355	Commonwealth Bank of Australia (e)	5.00		10/15/19	389,893
	245	Macquarie Bank Ltd. (e)	6.625		04/07/21	251,367
	235	Macquarie Group Ltd. (e)	6.00		01/14/20	234,875
	400	National Australia Bank Ltd. (e)	3.375		07/08/14	422,140
	325	QBE Capital Funding III Ltd. (e)	7.25	(h)	05/24/41	297,851
	90	Westpac Banking Corp.	3.00		12/09/15	93,435

						2,776,431

		Information Technology
	245	Westpac Banking Corp.	4.20		02/27/15	262,099

		Total Australia				3,732,909

		Belgium (0.1%)
		Consumer, Non-Cyclical
	200	Anheuser-Busch InBev Worldwide, Inc.	4.125		01/15/15	217,148
	85	Anheuser-Busch InBev Worldwide, Inc.	5.00		04/15/20	100,100
	45	Anheuser-Busch InBev Worldwide, Inc.	5.375		11/15/14	50,012

		Total Belgium				367,260

		Brazil (0.2%)
		Basic Materials
	185	Vale Overseas Ltd.	5.625		09/15/19	209,140
	50	Vale Overseas Ltd.	6.875		11/10/39	60,273

						269,413

		Energy
	330	Petrobras International Finance Co.	5.75		01/20/20	369,982

		Finance
	290	Banco Votorantim SA (e)	5.25		02/11/16	301,600

		Total Brazil				940,995

		Canada (0.2%)
		Finance
	615	Bank of Montreal (e)	2.85		06/09/15	651,006
	380	Brookfield Asset Management, Inc.	5.80		04/25/17	413,523

		Total Canada				1,064,529

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

		Chile (0.1%)
		Industrials
	$381	Inversiones CMPC SA (e)	4.50%	04/25/22	$379,729

		France (0.6%)
		Communications
	145	Vivendi SA (e)	6.625	04/04/18	164,586

		Finance
EUR	400	Banque Federative du Credit Mutuel SA	3.00	10/29/15	540,519
	$455	BNP Paribas SA	5.00	01/15/21	459,765
EUR	300	Credit Agricole SA	3.90	04/19/21	317,267
	350	Credit Agricole SA	5.875	06/11/19	449,581
	250	Societe Generale SA	6.125	08/20/18	333,797

					2,100,929

		Utilities
	450	RTE EDF Transport SA	5.125	09/12/18	690,810

		Total France			2,956,325

		Germany (0.2%)
		Communications
	$150	Deutsche Telekom International Finance BV	8.75	06/15/30	206,865

		Consumer, Cyclical
	45	Daimler Finance North America LLC	8.50	01/18/31	66,824

		Finance
EUR	400	Deutsche Bank AG	5.00	06/24/20	535,857

		Total Germany			809,546

		Israel (0.1%)
		Consumer, Non-Cyclical
	$360	Teva Pharmaceutical Finance IV BV	3.65	11/10/21	373,802

		Italy (0.7%)
		Communications
EUR	400	Telecom Italia Finance SA	7.75	01/24/33	534,595

		Finance
	500	Finmeccanica Finance SA	8.125	12/03/13	712,036
	400	Intesa Sanpaolo SpA	4.125	04/14/20	483,261
	500	UniCredit SpA	4.375	02/10/14	666,824
	300	UniCredit SpA	5.75	09/26/17	375,388

					2,237,509

		Utilities
	$650	Enel Finance International N.V. (e)	5.125	10/07/19	642,279

		Total Italy			3,414,383

		Luxembourg (0.1%)
		Basic Materials
	390	ArcelorMittal	9.85	06/01/19	472,019

		Mexico (0.1%)
		Finance
	625	BBVA Bancomer SA (e)	4.50	03/10/16	628,125

		Netherlands (0.4%)
		Finance
EUR	200	ABN Amro Bank N.V.	3.625	10/06/17	273,497
	$275	ABN Amro Bank N.V. (e)	4.25	02/02/17	278,902
	335	Aegon N.V.	4.625	12/01/15	356,457
EUR	300	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series G	3.75	11/09/20	387,411
	$600	ING Bank N.V. (e)	3.90	03/19/14	632,618

		Total Netherlands			1,928,885

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

		Spain (0.1%)
		Finance
EUR	350	Gas Natural Capital Markets SA	4.125%	01/26/18	$445,344
	$125	Santander Holdings USA, Inc.	4.625	04/19/16	124,680

					570,024

		Utilities
	200	Iberdrola Finance Ireland Ltd. (e)	5.00	09/11/19	198,411

		Total Spain			768,435

		Sweden (0.1%)
		Finance
EUR	480	Nordea Bank AB	4.00	03/29/21	604,234

		Switzerland (0.1%)
		Finance
	$175	ABB Treasury Center USA, Inc. (e)	2.50	06/15/16	179,376
	110	Credit Suisse	5.40	01/14/20	113,554
	90	Credit Suisse	6.00	02/15/18	97,342

		Total Switzerland			390,272

		United Kingdom (1.3%)
		Communications
	100	WPP Finance UK	8.00	09/15/14	114,886

		Consumer, Non-Cyclical
	155	BAT International Finance PLC (e)	9.50	11/15/18	211,981
EUR	350	Imperial Tobacco Finance PLC	8.375	02/17/16	565,668

					777,649

		Finance
	650	Abbey National Treasury Services PLC	3.625	10/14/16	907,666
	$265	Abbey National Treasury Services PLC (e)	3.875	11/10/14	264,345
EUR	200	Barclays Bank PLC	6.00	01/23/18	264,331
	250	Barclays Bank PLC	6.00	01/14/21	310,577
	300	FCE Bank PLC	4.75	01/19/15	413,987
	400	HSBC Holdings PLC	6.00	06/10/19	581,931
	300	Lloyds TSB Bank PLC	6.375	06/17/16	437,185
	250	Lloyds TSB Bank PLC	6.50	03/24/20	284,749
	$150	Lloyds TSB Bank PLC, MTN (e)	5.80	01/13/20	155,731
	525	Nationwide Building Society (e)	6.25	02/25/20	558,778
EUR	350	Royal Bank of Scotland PLC (The)	5.50	03/23/20	478,575
	$160	Standard Chartered PLC (e)	3.85	04/27/15	167,864

					4,825,719

		Industrials
EUR	300	BAA Funding Ltd.	4.60	02/15/18	426,155

		Total United Kingdom			6,144,409

		United States (3.4%)
		Basic Materials
	$275	Georgia-Pacific LLC	8.875	05/15/31	376,645

		Communications
	210	AT&T, Inc.	6.30	01/15/38	252,549
	70	AT&T, Inc.	6.55	02/15/39	87,070
	205	CBS Corp.	8.875	05/15/19	273,621
	40	CenturyLink, Inc.	6.45	06/15/21	41,703
	65	CenturyLink, Inc., Series Q	6.15	09/15/19	67,966
	105	Comcast Corp.	5.70	05/15/18	124,769
	50	Comcast Corp.	6.45	03/15/37	61,034
	100	DirecTV Holdings LLC/DirecTV Financing Co., Inc. (e)	3.80	03/15/22	99,751
	175	NBC Universal Media LLC	4.375	04/01/21	191,113
	125	Qwest Corp.	6.875	09/15/33	126,094
	105	Time Warner Cable, Inc.	6.75	06/15/39	127,041

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

$60	Verizon Communications, Inc.	5.85%	09/15/35	$71,205
150	Verizon Communications, Inc.	6.35	04/01/19	186,011
125	Verizon Communications, Inc.	8.95	03/01/39	198,684

				1,908,611

	Consumer Discretionary
285	Omnicom Group, Inc.	3.625	05/01/22	285,827

	Consumer Staples
235	Philip Morris International, Inc.	5.65	05/16/18	281,531

	Consumer, Cyclical
175	Home Depot, Inc.	5.40	09/15/40	203,379
400	Home Depot, Inc.	5.875	12/16/36	491,320

				694,699

	Consumer, Non-Cyclical
85	Altria Group, Inc.	4.125	09/11/15	92,996
185	Altria Group, Inc.	9.25	08/06/19	252,789
300	Boston Scientific Corp.	6.00	01/15/20	350,884
115	Bunge Ltd. Finance Corp.	8.50	06/15/19	143,295
85	ConAgra Foods, Inc.	8.25	09/15/30	110,465
25	Gilead Sciences, Inc.	5.65	12/01/41	28,040
265	SABMiller Holdings, Inc. (e)	3.75	01/15/22	276,163
185	UnitedHealth Group, Inc.	3.375	11/15/21	193,646
210	UnitedHealth Group, Inc.	4.625	11/15/41	217,209

				1,665,487

	Energy
125	Kinder Morgan Energy Partners LP	5.95	02/15/18	145,694
275	Marathon Petroleum Corp.	5.125	03/01/21	305,582
190	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	226,373
190	Plains All American Pipeline LP/PAA Finance Corp.	8.75	05/01/19	250,997

				928,646

	Finance
350	Bank of America Corp., Series L	5.65	05/01/18	370,640
180	BNP Paribas/BNP Paribas US Medium-Term Note Program LLC (e)	5.125	01/15/15	179,709
75	Boston Properties LP	5.875	10/15/19	87,017
455	Capital One Bank, USA NA	8.80	07/15/19	575,422
245	Citigroup, Inc. (f)	6.125	05/15/18	272,299
720	Citigroup, Inc. (f)	8.50	05/22/19	895,819
235	Farmers Exchange Capital (e)	7.05	07/15/28	260,767
275	General Electric Capital Corp.	5.30	02/11/21	303,353
635	General Electric Capital Corp., Series G	6.00	08/07/19	751,610
275	Genworth Financial, Inc.	7.20	02/15/21	264,555
775	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	844,631
255	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	253,020
135	Harley-Davidson Funding Corp. (e)	6.80	06/15/18	159,121
365	JPMorgan Chase & Co.	4.625	05/10/21	389,535
75	JPMorgan Chase & Co.	6.00	01/15/18	86,764
1,280	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	1,428,123
265	Prudential Financial, Inc., MTN	4.75	09/17/15	288,165
150	Prudential Financial, Inc., MTN	6.625	12/01/37	174,525
435	SLM Corp., MTN	6.25	01/25/16	450,225

				8,035,300

	Industrials
155	Agilent Technologies, Inc.	5.50	09/14/15	174,701
375	CRH America, Inc.	6.00	09/30/16	412,398
255	L-3 Communications Corp.	4.75	07/15/20	271,362

				858,461

	Technology
410	Hewlett-Packard Co.	4.65	12/09/21	434,076

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

	$145	KLA-Tencor Corp.	6.90%	05/01/18	$175,673

					609,749

		Utilities
	375	PPL WEM Holdings PLC (e)	3.90	05/01/16	394,315

		Total United States			16,039,271

		Total Corporate Bonds (Cost $39,402,539)			41,015,128

		Sovereign (17.8%)
		Australia (0.6%)
AUD	1,100	Australia Government Bond	5.25	03/15/19	1,277,904
	1,600	Treasury Corp. of Victoria	5.75	11/15/16	1,790,912

		Total Australia			3,068,816

		Brazil (0.1%)
	$500	Banco Nacional de Desenvolvimento, Economico e Social	5.50	07/12/20	564,250

		Canada (1.5%)
EUR	300	Canada Government International Bond	3.50	01/13/20	457,287
CAD	4,750	Canadian Government Bond	4.25	06/01/18	5,502,710
	$300	Province of Ontario Canada	4.00	10/07/19	336,290
EUR	600	Province of Ontario Canada	4.00	12/03/19	898,237

		Total Canada			7,194,524

		Chile (0.4%)
CLP	859,000	Chile Government International Bond	5.50	08/05/20	1,855,412

		Denmark (0.2%)
DKK	3,300	Denmark Government Bond	4.00	11/15/19	704,038

		France (1.7%)
EUR	100	France Government Bond OAT	3.25	10/25/21	136,511
	1,000	France Government Bond OAT	4.00	04/25/18	1,468,379
	4,500	French Treasury Note BTAN	3.00	07/12/14	6,257,165

		Total France			7,862,055

		Germany (2.5%)
	3,800	Bundesobligation	2.75	04/08/16	5,493,114
	535	Bundesrepublik Deutschland	1.75	07/04/22	714,460
	100	Bundesrepublik Deutschland	2.25	09/04/21	140,724
	1,050	Bundesrepublik Deutschland	4.25	07/04/39	1,902,893
	2,050	Bundesrepublik Deutschland	4.75	07/04/34	3,791,107

		Total Germany			12,042,298

		Italy (0.9%)
	1,000	Italy Buoni Poliennali Del Tesoro	3.00	06/15/15	1,298,901
	1,500	Italy Buoni Poliennali Del Tesoro	4.50	02/01/18	1,959,625
	600	Italy Buoni Poliennali Del Tesoro	5.00	03/01/22	767,761

		Total Italy			4,026,287

		Japan (3.9%)
JPY	110,000	Japan Finance Organization for Municipalities	1.90	06/22/18	1,501,493
	140,000	Japan Government Ten Year Bond	1.30	12/20/13	1,787,558
	380,000	Japan Government Ten Year Bond	1.40	09/20/15	4,958,905
	190,000	Japan Government Ten Year Bond	1.70	06/20/18	2,567,723
	120,000	Japan Government Ten Year Bond	1.90	06/20/16	1,607,621
	505,000	Japan Government Thirty Year Bond	1.70	06/20/33	6,287,111

		Total Japan			18,710,411

		Korea, Republic of (0.3%)
	$200	Korea Development Bank (The)	3.875	05/04/17	207,904
	200	Korea Development Bank (The)	4.375	08/10/15	212,618
	630	Korea Finance Corp.	4.625	11/16/21	657,265
	150	Republic of Korea	7.125	04/16/19	188,942

		Total Korea, Republic of			1,266,729

		Mexico (0.5%)
MXN	24,400	Mexican Bonos	10.00	12/05/24	2,462,128

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

		Netherlands (0.6%)
EUR	1,900	Netherlands Government Bond	4.00%	07/15/19	$2,885,872

		Norway (0.1%)
NOK	3,500	Norway Government Bond	6.50	05/15/13	642,457

		Poland (0.4%)
PLN	6,000	Poland Government Bond	5.25	10/25/17	1,931,662

		Qatar (0.2%)
	$ 900	Qatar Government International Bond (e)	4.00	01/20/15	953,100

		Russia (0.2%)
	800	Russian Foreign Bond - Eurobond (e)	3.25	04/04/17	813,000

		South Africa (0.2%)
	550	Eskom Holdings SOC Ltd.	5.75	01/26/21	594,000
ZAR	3,000	South Africa Government Bond	7.25	01/15/20	379,576

		Total South Africa			973,576

		Supernational (0.8%)
JPY	145,000	European Investment Bank	2.15	01/18/27	1,927,107
EUR	1,300	European Union	3.25	04/04/18	1,863,720

		Total Supernational			3,790,827

		Sweden (0.3%)
SEK	7,800	Sweden Government Bond	4.25	03/12/19	1,361,641

		United Kingdom (2.4%)
GBP	1,000	United Kingdom Gilt	3.75	09/07/21	1,863,347
	1,700	United Kingdom Gilt	4.00	09/07/16	3,120,206
	475	United Kingdom Gilt	4.00	03/07/22	901,557
	2,450	United Kingdom Gilt	4.25	06/07/32	4,672,241
	570	United Kingdom Gilt	4.25	09/07/39	1,081,178

		Total United Kingdom			11,638,529

		Total Sovereign (Cost $79,694,259)			84,747,612

		Municipal Bonds (0.1%)
	$ 145	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184	01/01/34	179,488
		Municipal Electric Authority of Georgia
	160	................................	6.637	04/01/57	182,997
	295	................................	6.655	04/01/57	333,412

		Total Municipal Bonds (Cost $603,725)			695,897

		Agency Fixed Rate Mortgages (4.7%)
		Federal Home Loan Mortgage Corporation,
		Gold Pools:
	839	................................	4.00	12/01/41	887,061
	445	................................	6.00	11/01/37	493,515
	293	................................	6.50	05/01/32–09/01/32	336,470
		May TBA:
	1,805	(i)................................	3.50	05/25/42	1,871,277
		Federal National Mortgage Association,
		Conventional Pools:
	2,983	................................	4.00	11/01/41–01/01/42	3,160,443
	2,536	................................	5.00	01/01/41–03/01/41	2,796,385
	1,161	................................	5.50	02/01/38	1,280,045
	71	................................	6.50	12/01/29	81,547
	763	................................	7.00	12/01/17–02/01/31	904,257
		May TBA:
	1,775	(i)................................	5.00	05/25/42	1,927,817
		Government National Mortgage Association,
		May TBA:
	5,865	(i)................................	4.00	05/25/42	6,345,197
		Various Pools:
	1,705	................................	4.50	04/15/39–08/15/39	1,867,390

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

$ 301	................................	5.50%		08/15/39	$338,241

	Total Agency Fixed Rate Mortgages (Cost $21,977,903)				22,289,645

	Asset-Backed Securities (0.7%)
43	ARI Fleet Lease Trust (e)	1.69	(h)	08/15/18	42,664
48	Chesapeake Funding LLC (e)	2.24	(h)	12/15/20	47,853
825	CNH Equipment Trust	1.20		05/16/16	829,921
405	CVS Pass-Through Trust	6.036		12/10/28	454,551
525	Ford Credit Floorplan Master Owner Trust (e)	1.94	(h)	02/15/17	543,833
430	FUEL Trust (e)	4.207		04/15/16	449,420
325	GE Dealer Floorplan Master Note Trust (e)	1.79	(h)	10/20/14	327,162
425	SLM Student Loan Trust (e)	4.37		04/17/28	444,361

	Total Asset-Backed Securities (Cost $3,026,829)				3,139,765

	U.S. Treasury Securities (4.7%)
4,950	U.S. Treasury Bond	3.50		02/15/39	5,374,616
	U.S. Treasury Notes
6,200	................................	2.375		10/31/14	6,513,391
1,000	................................	2.75		02/28/18	1,098,594
4,700	................................	3.125		05/15/19	5,278,321
3,540	................................	3.625		02/15/21	4,100,315

	Total U.S. Treasury Securities (Cost $21,329,724)				22,365,237

	Commercial Mortgage Backed Securities (0.3%)
	United States
500	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.828	(h)	04/10/49	498,603
	JP Morgan Chase Commercial Mortgage Securities Corp.
700	................................	4.171		08/15/46	769,210
425	................................	6.253	(h)	02/15/51	422,316

	Total Commercial Mortgage Backed Securities (Cost $1,637,851)				1,690,129

	Short-Term Investments (17.5%)
	U.S. Treasury Securities (2.7%)
	U.S. Treasury Bills
10,000	(j)................................	0.081		06/28/12	9,998,711
235	(j)(k)................................	0.098		08/30/12	234,917
350	(j)(k)................................	0.114		08/30/12	349,876
210	(j)................................	0.114		08/30/12	209,926
290	(j)................................	0.118		08/30/12	289,898
820	(j)................................	0.129		08/30/12	819,711
931	(j)................................	0.136		08/30/12	930,671

	Total U.S. Treasury Securities (Cost $12,833,540)				12,833,710

NUMBER OF SHARES (000)
	Investment Company (14.8%)
70,404	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $70,404,412)(l)				70,404,412

	Total Short-Term Investments (Cost $83,237,952)				83,238,122

	Total Investments (Cost $457,557,084) (m)(n)			100.6%	478,968,682
	Liabilities in Excess of Other Assets			(0.6)	(2,786,191)

	Net Assets			100.0%	$476,182,491

ADR	American Depositary Receipt.
BTAN	Bons du Trésor à Intérets Annuels (Treasury Bill Annual Interest).
CVA	Certificaten Van Aandelen.
MTN	Medium Term Note.

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PPS	Price Protected Shares.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.
(a)	Non-income producing security.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on the Hong Kong exchange.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	For the nine months ended April 30, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Common Stock, Corporate Bonds, and Commercial Mortgage Backed Securities, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $1,796,809 and $2,962,799, respectively, including net realized gains of $179,579.
(g)	Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2012.
(i)	Security is subject to delayed delivery.
(j)	Rate shown is the yield to maturity at April 30, 2012.
(k)	A portion of this security has been physically segregated in connection with open swap agreements.
(l)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(m)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
(n)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at April 30, 2012:
COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International		$15,650,101	JPY	1,293,480,874	05/01/12	$550,811
Wells Fargo Bank	JPY	1,293,480,874		$15,918,158	05/01/12	(282,755)
Bank of America NA	CAD	5,824,361		$5,893,379	05/24/12	258
Bank of America NA	MYR	1,252,307		$408,743	05/24/12	(4,461)
Deutsche Bank AG London	AUD	11,457,810		$11,866,854	05/24/12	(43,697)
Deutsche Bank AG London	EUR	2,449,535		$3,219,669	05/24/12	(23,039)
Deutsche Bank AG London	EUR	7,804,371		$10,287,956	05/24/12	(43,512)
Deutsche Bank AG London	EUR	3,582,336		$4,740,086	05/24/12	(2,229)
Deutsche Bank AG London	JPY	557,389,243		$6,903,252	05/24/12	(79,348)
Deutsche Bank AG London		$2,723,130	AUD	2,647,144	05/24/12	28,612
Deutsche Bank AG London		$438,475	INR	22,765,606	05/24/12	(8,478)
Goldman Sachs International	EUR	1,833,843		$2,410,200	05/24/12	(17,451)
JPMorgan Chase Bank	NOK	3,557,217		$618,746	05/24/12	(2,326)
JPMorgan Chase Bank		$203,238	SGD	253,744	05/24/12	1,812
Royal Bank of Scotland	CAD	3,965,199		$4,011,938	05/24/12	(72)
Royal Bank of Scotland		$1,155,662	ILS	4,349,046	05/24/12	(1,707)
Royal Bank of Scotland		$641,206	THB	19,765,167	05/24/12	653
State Street Bank and Trust Co.	CLP	7,579,119,122		$15,551,696	05/24/12	(30,394)
State Street Bank and Trust Co.		$7,737,739	CLP	3,779,885,499	05/24/12	33,417
State Street Bank and Trust Co.		$1,193,928	TWD	35,142,070	05/24/12	9,326
UBS AG	BRL	647,459		$350,129	05/24/12	11,945
UBS AG	EUR	1,428,795		$1,877,879	05/24/12	(13,567)
UBS AG	EUR	6,982,068		$9,204,180	05/24/12	(38,718)
UBS AG	JPY	249,335,205		$3,087,857	05/24/12	(35,647)
UBS AG		$1,076,045	AUD	1,038,816	05/24/12	3,818
UBS AG		$5,385,724	CAD	5,322,803	05/24/12	(83)
UBS AG		$2,212,832	CHF	2,022,894	05/24/12	16,383
UBS AG		$1,102,616	CHF	1,002,540	05/24/12	2,177
UBS AG		$8,013,066	EUR	6,065,891	05/24/12	16,993
UBS AG		$568,683	GBP	357,126	05/24/12	10,817
UBS AG		$2,512,154	HKD	19,491,260	05/24/12	230
UBS AG		$255,581	INR	13,262,112	05/24/12	(5,086)
UBS AG		$1,403,134	KRW	1,594,802,242	05/24/12	6,034
UBS AG		$323,397	NZD	394,565	05/24/12	(1,207)
UBS AG		$2,786,866	RUB	82,909,275	05/24/12	25,535
UBS AG		$1,429,071	SGD	1,784,181	05/24/12	12,722
UBS AG		$632,105	TRY	1,139,592	05/24/12	13,685
UBS AG		$3,302,256	ZAR	25,895,301	05/24/12	18,817
Goldman Sachs International		$2,264,758	EUR	1,714,740	06/04/12	5,318
JPMorgan Chase Bank	SGD	207,850		$167,080	06/04/12	(885)
JPMorgan Chase Bank		$2,314,513	CAD	2,290,081	06/04/12	2,050
JPMorgan Chase Bank		$2,086,934	SGD	2,602,000	06/04/12	15,760
UBS AG	CLP	462,000,000		$943,107	06/04/12	(5,402)
UBS AG	MXN	10,177,733		$770,416	06/04/12	(8,532)
UBS AG	NOK	2,428,000		$422,717	06/04/12	(1,022)
UBS AG	PLN	4,361,087		$1,362,371	06/04/12	(16,010)
UBS AG	SEK	1,455,000		$215,405	06/04/12	(794)
UBS AG		$1,568,333	KRW	1,790,880,000	06/04/12	12,913
UBS AG	ZAR	24,220		$3,083	06/04/12	(18)
Wells Fargo Bank	AUD	2,795,961		$2,867,258	06/04/12	(35,788)
Wells Fargo Bank		$1,926,987	AUD	1,864,111	06/04/12	8,519
Wells Fargo Bank		$15,922,508	JPY	1,293,480,874	06/04/12	282,829
UBS AG		$435,133	THB	13,500,000	06/05/12	2,917
Goldman Sachs International	GBP	1,426,756		$2,297,505	06/06/12	(17,477)
Wells Fargo Bank		$1,628,437	GBP	1,010,000	06/06/12	10,338

Net Unrealized Appreciation						$384,984

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

Futures Contracts Open at April 30, 2012:
NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1,024	Long	S&P 500 E-Mini Index, June 2012	$71,352,320	$694,415
63	Long	U.S. Treasury 30 yr. Bond, June 2012	9,001,125	137,344
4	Long	10 yr. Japan Government Bond, June 2012	7,171,240	34,573
75	Long	U.S. Dollar Index, June 2012	5,913,600	(134,775)
40	Long	FTSE 100 Index, June 2012	3,711,093	(55,845)
88	Long	Euro Stoxx 50 Index, June 2012	2,629,621	(276,971)
41	Long	SGX MSCI Singapor Index, May 2012	2,258,595	16,056
38	Long	NIKKEI 225 Index, June 2012	2,251,535	(154,470)
52	Long	CAC 40 Index, May 2012	2,173,969	9,974
8	Long	Hang Seng Index, May 2012	1,079,653	22,319
11	Long	IBEX 35 Index, May 2012	1,000,004	(30,338)
1	Long	U.S. Treasury Ultra Long Bond, June 2012	157,813	2,656

9	Short	ASX SPI 200 Index, June 2012	(1,030,926)	(22,039)
5	Short	DAX Index, June 2012	(1,120,247)	(42,836)
27	Short	U.S. Treasury 30 yr. Bond, June 2012	(3,857,625)	(32,906)
165	Short	MSCI Emerging Market E-Mini, June 2012	(8,410,050)	283,228
102	Short	S&P TSE 60 Index, June 2012	(14,426,976)	167,676
150	Short	U.S. Treasury 5 yr. Note, June 2012	(18,569,531)	(126,563)
103	Short	German Euro Bund, June 2012	(19,223,291)	(463,549)
209	Short	U.S. Treasury 10 yr. Note, June 2012	(27,646,781)	(206,304)

		Net Unrealized Depreciation		$(178,355)

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at April 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	EUR	9,270	6 Month EURIBOR	Pay	4.26%	08/18/26	$ 421,816
Bank of America	$	12,415	3 Month LIBOR	Receive	4.35	08/18/26	(347,961)
Bank of America	EUR	11,705	6 Month EURIBOR	Receive	3.61	08/18/31	(366,914)
Bank of America	$	15,400	3 Month LIBOR	Pay	4.15	08/18/31	334,716

Goldman Sachs International		2,138	3 Month LIBOR	Receive	2.42	03/22/22	(83,614)
JPMorgan Chase Bank		1,036	3 Month LIBOR	Receive	2.43	03/22/22	(42,000)
JPMorgan Chase Bank		2,617	3 Month LIBOR	Receive	2.25	04/04/22	(59,012)

			Net Unrealized Depreciation				$ (142,969)

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

Total Return Swap Agreements Open at April 30, 2012:

COUNTERPARTY	INDEX	PAY/RECEIVE TOTAL RETURN ON REFERENCED INDEX	NOTIONAL AMOUNT (000)	FLOATING RATE	MATURITY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	Merrill Lynch Custom Luxury Basket Index	Pay	$4,744	3-Month USD-LIBOR minus 0.15%	03/26/13	$40,328
Barlcays Bank PLC	E-Mini MSCI Emerging Market	Receive	36,618	3-Month USD-LIBOR plus 0.43%	03/05/13	(1,716,053)
Goldman Sachs	Custom Construction Index	Pay	5,359	1-Month USD-LIBOR plus 0.47%	03/27/13	48,515
Goldman Sachs	Custom Miners Index	Pay	3,219	1-Month USD-LIBOR minus 0.35%	02/13/13	(95,313)
Goldman Sachs	Custom Miners Index	Pay	1,780	1-Month USD-LIBOR minus 0.35%	02/13/13	52,838

		Net Unrealized Depreciation				$(1,669,685)

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ April 30, 2012 (unaudited) continued

Zero Coupon Swap Agreements Open at April 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$2,645	3 Month LIBOR	Receive	11/15/19	$(1,094,499)
Barclays Capital	3,134	3 Month LIBOR	Pay	11/15/19	631,335

		Net Unrealized Depreciation			$(463,164)

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
ILS	Israeli Shekel.
INR	Indian Rupee.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish Lira.
TWD	Taiwan Dollar.
ZAR	South African Rand.

Morgan Stanley Global Strategist Fund

Notes to Portfolio of Investments ▪ April 30, 2012 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$2,550,877	$—	$—	$2,550,877
Air Freight & Logistics	807,468	—	—	807,468
Airlines	94,259	—	—	94,259
Auto Components	1,674,966	—	—	1,674,966
Automobiles	4,315,099	—	—	4,315,099
Beverages	3,608,223	—	—	3,608,223
Biotechnology	1,350,752	—	—	1,350,752
Building Products	684,925	—	—	684,925
Capital Markets	3,558,319	—	—	3,558,319
Chemicals	6,353,714	—	—	6,353,714
Commercial Banks	16,758,974	—	—	16,758,974
Commercial Services & Supplies	1,236,258	—	—	1,236,258
Communications Equipment	2,065,622	—	—	2,065,622
Computers & Peripherals	4,842,866	—	—	4,842,866
Construction & Engineering	786,912	—	—	786,912
Construction Materials	184,304	—	—	184,304
Consumer Finance	525,344	—	—	525,344
Containers & Packaging	174,579	—	—	174,579
Distributors	85,582	—	—	85,582
Diversified Consumer Services	67,812	—	—	67,812
Diversified Financial Services	4,506,681	—	—	4,506,681
Diversified Telecommunication Services	5,727,034	—	—	5,727,034
Electric Utilities	4,196,550	—	—	4,196,550
Electrical Equipment	1,941,292	—	—	1,941,292
Electronic Equipment, Instruments & Components	1,511,348	—	—	1,511,348
Energy Equipment & Services	2,469,455	—	—	2,469,455
Food & Staples Retailing	5,437,733	—	—	5,437,733
Food Products	5,370,678	—	—	5,370,678
Gas Utilities	756,734	—	—	756,734
Health Care Equipment & Supplies	2,244,234	—	—	2,244,234
Health Care Providers & Services	1,869,515	—	—	1,869,515
Health Care Technology	68,602	—	—	68,602
Hotels, Restaurants & Leisure	3,688,757	—	—	3,688,757
Household Durables	705,985	—	—	705,985
Household Products	2,710,975	—	—	2,710,975
Independent Power Producers & Energy Traders	131,317	—	—	131,317
Industrial Conglomerates	3,507,374	—	—	3,507,374
Information Technology Services	3,153,253	—	—	3,153,253
Insurance	6,534,919	—	—	6,534,919
Internet & Catalog Retail	695,651	—	—	695,651
Internet Software & Services	1,189,024	—	—	1,189,024
Leisure Equipment & Products	171,473	—	—	171,473
Life Sciences Tools & Services	384,968	—	—	384,968
Machinery	4,800,622	—	—	4,800,622
Marine	368,954	—	—	368,954
Media	4,902,231	—	—	4,902,231
Metals & Mining	7,946,842	—	—	7,946,842
Multi-Utilities	2,988,215	—	—	2,988,215
Multiline Retail	741,607	—	—	741,607
Office Electronics	806,170	—	—	806,170
Oil, Gas & Consumable Fuels	19,240,992	—	—	19,240,992
Paper & Forest Products	765,361	—	—	765,361
Personal Products	977,192	—	—	977,192
Pharmaceuticals	12,238,519	—	—	12,238,519
Professional Services	938,581	—	—	938,581
Real Estate Investment Trusts (REITs)	3,976,498	—	—	3,976,498
Real Estate Management & Development	2,325,773	—	—	2,325,773
Road & Rail	3,360,583	—	—	3,360,583
Semiconductors & Semiconductor Equipment	2,642,194	—	—	2,642,194
Software	3,694,893	—	—	3,694,893
Specialty Retail	2,556,000	—	—	2,556,000
Textiles, Apparel & Luxury Goods	2,117,132	—	—	2,117,132
Thrifts & Mortgage Finance	64,752	—	—	64,752
Tobacco	4,157,219	—	—	4,157,219
Trading Companies & Distributors	1,778,145	—	—	1,778,145
Transportation Infrastructure	414,801	—	—	414,801
Wireless Telecommunication Services	3,227,026	—	—	3,227,026

Total Common Stocks	197,730,709	—	—	197,730,709

Preferred Stock	—	5,849	—	5,849
Commodity Linked Security	—	18,411,149	—	18,411,149
Investment Companies	3,639,440	—	—	3,639,440
Fixed Income Securities
Agency Fixed Rate Mortgages	—	22,289,645	—	22,289,645
Asset-Backed Securities	—	3,139,765	—	3,139,765
Commercial Mortgage Backed Securities	—	1,690,129	—	1,690,129
Corporate Bonds	—	41,015,128	—	41,015,128
Municipal Bonds	—	695,897	—	695,897
Sovereign	—	84,747,612	—	84,747,612
U.S. Treasury Securities	—	22,365,237	—	22,365,237

Total Fixed Income Securities	—	175,943,413	—	175,943,413

Short-Term Investments
U.S. Treasury Securities	—	12,833,710	—	12,833,710
Investment Company	70,404,412	—	—	70,404,412

Total Short-Term Investments	70,404,412	12,833,710	—	83,238,122

Foreign Currency Exchange Contracts	—	1,104,689	—	1,104,689
Futures Contracts	1,368,241	—	—	1,368,241
Interest Rate Swap Agreements	—	756,532	—	756,532
Total Return Swap Agreements	—	141,681	—	141,681
Zero Coupon Swap Agreements	—	631,335	—	631,335

Total Assets	273,142,802	209,828,358	—	482,971,160

Liabilities:
Foreign Currency Exchange Contracts	—	(719,705)	—	(719,705)
Futures Contracts	(1,546,596)	—	—	(1,546,596)
Interest Rate Swap Agreements	—	(899,501)	—	(899,501)
Total Return Swap Agreements	—	(1,811,366)	—	(1,811,366)
Zero Coupon Swap Agreements	—	(1,094,499)	—	(1,094,499)

Total Liabilities	(1,546,596)	(4,525,071)	—	(6,071,667)

Total	$271,596,206	$205,303,287	$—	$476,899,493

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2012, securities with a total value of $99,936,966 transferred from Level 2 to Level 1. At July 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

June 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

June 19, 2012